Unaudited Condensed Consolidated Statements of Income (Loss) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Interest income	$ 749,685	$ 855,330
Interest expense	(272,589)	(401,810)
Net interest income	477,096	453,520
Fee and commission income	103,453	104,298
Fee and commission expense	(30,949)	(30,716)
Net fee and commission income	72,504	73,582
Net income from financial operations	34,820	204,173
Net foreign exchange gain (loss)	36,385	(87,596)
Other operating income	19,151	26,892
Net operating profit before provision for loan losses	639,956	670,571
Provision for loan losses	(88,583)	(293,999)
NET OPERATING PROFIT	551,373	376,572
Personnel salaries and expenses	(143,384)	(150,737)
Administrative expenses	(123,132)	(122,397)
Depreciation and amortization	(49,202)	(63,569)
Impairment	(1)	(765,746)
Other operating expenses	(23,066)	(12,703)
Total operating expenses	(338,785)	(1,115,152)
TOTAL OPERATING INCOME (LOSS)	212,588	(738,580)
Income (loss) from investments in associates	(1,122)	370
Operating (loss) income before income taxes	211,466	(738,210)
Income taxes	(43,287)	6,007
Consolidated income (loss) from continuing operations	168,179	(732,203)
TOTAL CONSOLIDATED INCOME (LOSS) FOR THE PERIOD	168,179	(732,203)
Attributable to:
Equity holders of the Bank	166,334	(719,020)
Non-controlling interest	$ 1,845	$ (13,183)
Earnings (losses) per share attributable to equity holders of the Bank (in Chilean pesos)
Basic earnings (loss) per share	$ 0.325	$ (1.403)
Diluted earnings (loss) per share	$ 0.325	$ (1.403)